PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Summaries of property, equipment and leasehold improvements are as follows:

	June 30,	December 31,
	2012	2011
	(unaudited)

Leasehold improvements	$1,544	$1,246
Furniture and fixtures	4,607	3,704
Company automobiles	1,659	1,446
Total	7,810	6,396

Less: accumulated depreciation and amortization	3,699	3,040
Property, equipment and leasehold improvements, net	$4,111	$3,356